Line of Credit Arrangement (Details) - Schedule of black-scholes option pricing model - Black-Scholes option pricing model [Member]	1 Months Ended	6 Months Ended
	Apr. 26, 2022	Jun. 30, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield (%)
Risk-free interest rate (%)	2.88%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	60.96%	60.80%
Risk-free interest rate (%)		3.03%
Expected term (in years)	6 years 6 months 7 days	6 years 6 months 7 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	61.11%	60.96%
Risk-free interest rate (%)		3.04%
Expected term (in years)	6 years 8 months 23 days	6 years 8 months 23 days